Commitment and Contingencies - Additional Information (Detail) In Millions, unless otherwise specified				12 Months Ended
	Dec. 31, 2012 Obligations Related To The Entity's Directors and Officers USD ($)	Dec. 31, 2012 Obligations Related To The Entity's Directors and Officers CNY	Dec. 31, 2011 Obligations Related To The Entity's Directors and Officers CNY	Dec. 31, 2012 Offices USD ($)	Dec. 31, 2012 Offices CNY	Dec. 31, 2011 Offices CNY	Dec. 31, 2010 Offices CNY	Dec. 31, 2012 IDC Facilities USD ($)	Dec. 31, 2012 IDC Facilities CNY	Dec. 31, 2011 IDC Facilities CNY	Dec. 31, 2010 IDC Facilities CNY
Commitments and Contingencies Disclosure [Line Items]
Total capital commitments contracted not yet reflected in financial statements	$ 109.34	681.21
Total operating lease expense				31.55	196.59	137.08	76.87	171.64	1,070.00	626.44	310.54
Fair value of indemnification obligations related to the entity's directors and officers	$ 0	0	0